Consolidated Statements of Comprehensive Income (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Statement [Abstract]
Revenues from related parties	$ 174	1,052	637
Cost of revenues from related parties	133	805	5,249
Interest income from related parties	$ 1,295	7,839